Note 9 - Leases (Tables)	12 Months Ended
Mar. 31, 2018
Notes Tables
Schedule of Lease Refundable Deposits [Table Text Block]
	Thousands of Yen
	2017	2018
Head office	¥2,462,266	¥2,745,034
Sales and subsidiaries offices	518,759	597,798
Others	79,340	79,611

Total refundable guarantee deposits	¥3,060,365	¥3,422,443

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
	Thousands of Yen
	Connectivity Lines Operating Leases	Other Operating Leases	Capital Leases

Year ending March 31:
2019	¥585,818	¥3,466,849	¥5,884,743
2020	240,242	1,328,020	4,887,319
2021	22,510	361,100	3,743,032
2022	-	195,812	2,035,721
2023	-	169,144	504,935
2024 and thereafter	-	120,642	-

Total minimum lease payments	¥848,570	¥5,641,567	17,055,750

Less amounts representing interest			(479,149)

Present value of net minimum capital lease payments			16,576,601
Less current portion			(5,655,875)

Noncurrent portion			¥10,920,726

Sales Type Lease [Member]
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
	Thousands of Yen
	2017	2018

Year ending March 31:
2019		¥818,208
2020		552,597
2021		503,456
2022		468,715
2023		45,767

Total minimum lease payments to be received*	¥2,939,252	¥2,388,743
Estimated residual value of leased property (unguaranteed)	-	-
Less unearned income	(66,934)	(46,152)
Net investment in sales-type leases	2,872,318	2,342,591
Less current portion	(824,636)	(797,298)
Non-current net investment in sales-type leases	¥2,047,682	¥1,545,293